Significant accounting policies - Useful lives property, plant and equipment & Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Buildings
Property, plant and equipment
Useful lives of property, plant and equipment used in the calculation of depreciation	25 years
Minimum
Property, plant and equipment
Term of the land use agreements	50 years
Estimated useful lives of purchased intangible assets other than goodwill	3 years
Minimum | Plant and equipment
Property, plant and equipment
Useful lives of property, plant and equipment used in the calculation of depreciation	5 years
Minimum | Office equipment
Property, plant and equipment
Useful lives of property, plant and equipment used in the calculation of depreciation	3 years
Maximum
Property, plant and equipment
Term of the land use agreements	70 years
Estimated useful lives of purchased intangible assets other than goodwill	10 years
Maximum | Plant and equipment
Property, plant and equipment
Useful lives of property, plant and equipment used in the calculation of depreciation	10 years
Maximum | Office equipment
Property, plant and equipment
Useful lives of property, plant and equipment used in the calculation of depreciation	5 years